Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Liabilities
4. Derivative Liabilities

During the six months ended June 30, 2020 and during the year ended December 31, 2019, the Company had outstanding convertible debentures with variable exercise prices based on market rates (see Note 3). During the six month ended Jun 30, 2020 and during year ended December 31, 2019, the Company also issued series A preferred stock with variable exercise prices based on market rates (see Note 6). The Company records the fair value of the conversion features with variable exercise prices based on future market rates in accordance with ASC 815. The fair value of the derivative liabilities is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statements of operations. The Company uses a multi-nominal lattice model to fair value the derivative liabilities. The following inputs and assumptions were used to value the conversion features outstanding during the six months ended June 30, 2020, assuming no expected dividends:

June 30, 2020
Expected volatility	271 – 322%
Risk free interest rate	0.3 – 1.41%
Expected life (in years)	0.5 – 1.5

The following table presents the Company’s embedded conversion features of its convertible debt and preferred stock measured at fair value on a recurring basis as of June 30, 2020.

Level 3 Carrying Value as of June 30, 2020
Derivative liabilities:
Embedded conversion feature – convertible debt	$425,352
Embedded conversion feature – preferred stock	114,341
$539,693

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

For The Six Months Ended June 30, 2020
Embedded Conversion Features – Convertible Debt
Balances, as of the beginning of the year	$87,571
Derivative liabilities recorded upon issuance of convertible debt	141,667
Derivative liabilities derecognized upon debt conversion	(1,138,404)
Net changes in fair value included in net loss	1,334,518
Ending balance	$425,352

Embedded Conversion Features – Preferred Stock
Balances, as of the beginning of the year	$4,751
Derivative liabilities recorded upon issuance of preferred stock	288,435
Derivative liabilities removed upon preferred stock conversion	(191,927)
Net changes in fair value included in net loss	13,082
Ending balance	$114,341

Total ending balance	$539,693

During the years ended December 31, 2019 and 2018, the Company had outstanding convertible debentures with variable exercise prices based on market rates (see Note 7). During the year ended December 31, 2019, the Company also issued series A preferred stock with variable exercise prices based on market rates (see Note 10). The Company records the fair value of the conversion features with variable exercise prices based on future market rates in accordance with ASC 815. The fair value of the derivative liabilities is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statements of operations. The Company uses either the Black-Scholes Option Pricing Model or a multi-nominal lattice model to fair value the derivative liabilities. The following inputs and assumptions were used to value the conversion features outstanding during the years ended December 31, 2019 and 2018, assuming no expected dividends:

	2019	2018
Expected volatility	219% - 264%	334% - 398%
Risk free interest rate	1.55% - 2.34%	1.49% - 1.73%
Expected life (in years)	0.8 – 1.5	0.0 – 0.4

The following table presents the Company’s embedded conversion features of its convertible debt and preferred stock measured at fair value on a recurring basis as of December 31, 2019 and 2018.

	Level 3 Carrying Value as of December 31, 2019	Level 3 Carrying Value as of December 31, 2018
Derivative liabilities:
Embedded conversion feature – convertible debt	$87,571	$-
Embedded conversion feature – preferred stock	4,751	-
	$92,322	$-

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

	For The Year Ended December 31, 2019	For The Year Ended December 31, 2018
Embedded Conversion Features – Debt Instruments
Balances, as of the beginning of the year	$-	$227,163
Derivative liabilities recorded upon issuance of debt instruments	483,331	6,698
Extinguishment due to conversion of debt instruments	(3,055)	(176,820)
Net changes in fair value included in net loss	(392,705)	(57,041)
Ending balance	$87,571	$-

Embedded Conversion Features – Preferred Stock
Balances, as of the beginning of the year	$-	$-
Derivative liabilities recorded upon issuance of preferred stock	207,067	-
Extinguishment due to conversion of preferred stock	(22,067)	-
Net changes in fair value included in net loss	(180,249)	-
Ending balance	$4,751	$-

Total ending balance	$92,322	$-